Investments in Other Entities	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [abstract]
Investments in Other Entities	Investments in Other Entities
As of December 31, 2021 and 2020 the investment in other entities is comprised of the following:

	2021	2020
Investment in Associates and Joint Ventures	Ps. 7,494	Ps. 7,623
Details of the investment in associates and joint ventures accounted for under the equity method at the end of the reporting period are as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	2021	2020	2021	2020
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%	Ps. —	Ps. —
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%	183	181
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%	699	720
Planta Nueva Ecología De Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	0.0%	18	—

Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%	3,348	3,335
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	28.8%	28.8%	2,128	1,945
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	24.7%	24.7%	404	446
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Canned bottling	Mexico	26.5%	26.5%	178	192
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%	102	121
Trop Frutas do Brasil, LTDA (1)	Beverages	Brazil	23.6%	23.6%	55	359
Alimentos de Soja S.A.U. (1)	Beverages	Argentina	10.7%	10.7%	263	207
Others	Various	Various	Various	Various	116	117
					Ps. 7,494	Ps. 7,623
Accounting method:
(1)The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.

During 2021 the Company received dividends from Industria Envasadora de Querétaro, S.A. de C.V. ("IEQSA") for the amount of Ps. 16 and Ps. 16 for 2020 respectively. During 2020 the Company received dividends from Promotora Mexicana de Embotelladores, S.A. de C.V. for the amount of Ps. 1.
During 2021 the Company made capital contributions to Jugos del Valle, S.A.P.I. de C.V. for the amounts of Ps. 44, and there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders. During 2021 the Company made a capital reduction on Leao Alimentos y Bebidas LTDA. for the amount of Ps. 46, and there were no changes in the ownership percentage as a result of the capital reduction.

During 2021, the Company recognized an impairment on its investment in Trop Frutas Do Brasil LTDA. for the amount of Ps. 250.
During 2020, the Company recognized impairments on its investments in Compañía Panameña de Bebidas, S.A.P.I de C.V. and Leao Alimentos y Bebidas LTDA. for the amounts of Ps. 1,463 and Ps. 1,038, respectively. During 2019, the Company recognized an impairment on its investment in Compañía Panameña de Bebidas, S.A.P.I de C.V. for the amount of Ps. 948. Each impact per year was recorded in the other expenses line.

On September 30, 2020, the Company announced that its joint venture with The Coca-Cola Company (Compañía Panameña de Bebidas, S.A..P.I. de C.V.) successfully sold 100% of its stock interest in Estrella Azul, a dairy products company in Panama. As part of the transaction, the Company agreed with the buyer that it could receive payments in the future if the business of Estrella Azul achieves certain volume and EBITDA targets during the 2022-2027 period. The Company estimated the amount of the payments to be received based on the forecasts of the business and calculated its net present value. As of December 31, 2021 and 2020, the financial asset recognized in the consolidated statement of financial position has a total value of Ps. 5 and Ps. 8 respectively. This transaction is presented in the other expenses line of the consolidated income statements. The Company concluded it did not achieve the requirements to be considered as a discontinued operation under IFRS 5.
For the years ended December 31, 2021, 2020 and 2019 the equity (loss) earnings recognized for associates were Ps. 85, Ps. (124), and Ps. 84, respectively.
For the years ended December 31, 2021, 2020 and 2019 the equity (loss) earnings recognized for joint ventures were Ps. 3, Ps. (157) and Ps. (215), respectively.